UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.0%
	Austria – 2.9%
62,700	Erste Group Bank A.G.	$3,152,181

	Canada – 8.4%
41,300	Agnico Eagle Mines Ltd.	1,737,491
185,000	Cameco Corp.	1,681,427
127,800	Goldcorp, Inc.	1,766,196
123,000	Peyto Exploration & Development Corp.	1,031,046
102,500	Tourmaline Oil Corp.	1,738,299
334,000	Uranium Participation Corp.*	1,000,652
		8,955,111
	France – 9.2%
24,250	Dassault Systemes	3,297,883
12,000	LVMH Moet Hennessy Louis Vuitton S.E.	3,698,128
112,300	Vivendi S.A.	2,912,518
		9,908,529
	Ireland – 2.5%
33,400	Medtronic PLC	2,679,348

	Japan – 14.5%
127,000	Astellas Pharma, Inc.	1,942,591
24,100	Hoshizaki Corp.	2,148,541
156,800	Kubota Corp.	2,764,009
77,300	Kurita Water Industries Ltd.	2,495,468
128,000	Marui Group Co., Ltd.	2,581,169
154,600	Mitsubishi UFJ Financial Group, Inc.	1,027,412
279,000	Toray Industries, Inc.	2,653,973
		15,613,163
	Korea (Republic of-South) – 4.6%
2,550	Samsung Electronics Co., Ltd.	4,903,479

	Mexico – 1.6%
923,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,728,214

	Netherlands – 2.4%
24,200	Heineken N.V.	2,602,842

	Spain – 1.5%
201,000	Banco Bilbao Vizcaya Argentaria S.A.	1,591,850

	Sweden – 2.1%
102,500	Assa Abloy A.B. - Class B	2,221,733

	Switzerland – 5.4%
1,280	Givaudan S.A.	2,920,118
162,500	UBS Group A.G.*	2,863,077
		5,783,195

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom – 2.9%
145,800	Experian PLC	$3,152,986

	United States – 40.0%
59,400	Acadia Healthcare Co., Inc.*	2,327,292
19,900	Ameriprise Financial, Inc.	2,944,006
12,200	Amgen, Inc.	2,079,856
24,300	Danaher Corp.	2,379,213
17,600	Ecolab, Inc.	2,412,432
106,400	Kinder Morgan, Inc.	1,602,384
119,800	Kroger Co.	2,868,012
38,600	Lennar Corp. - Class A	2,275,084
772	Lennar Corp. - Class B	36,817
12,700	Martin Marietta Materials, Inc.	2,632,710
28,100	Microchip Technology, Inc.	2,567,216
41,900	Microsoft Corp.	3,824,213
49,400	Mondelez International, Inc. - Class A	2,061,462
32,750	National Fuel Gas Co.	1,684,987
26,600	Oshkosh Corp.	2,055,382
39,500	PayPal Holdings, Inc.*	2,996,865
22,000	PPG Industries, Inc.	2,455,200
24,100	Schlumberger Ltd.	1,561,198
34,000	Walgreens Boots Alliance, Inc.	2,225,980
		42,990,309
	Total Common Stocks (Cost $88,711,803)	105,282,940

Principal Amount

	Short-Term Investments – 2.3%
$2,434,849	UMB Money Market Fiduciary, 0.010%[1]	2,434,849

	Total Short-Term Investments (Cost $2,434,849)	2,434,849

	Total Investments – 100.3% (Cost $91,146,652)	107,717,789
	Liabilities in Excess of Other Assets – (0.3)%	(290,444)

	Total Net Assets – 100.0%	$107,427,345

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2018 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Canadian Dollars	Citibank	CAD per USD	June 01, 2018	(3,031,601)	$(2,361,389)	$(2,355,961)	$5,428
Canadian Dollars	Citibank	CAD per USD	September 06, 2018	(2,275,673)	(1,770,197)	(1,771,604)	(1,407)
British Pound	Citibank	GBP per USD	September 06, 2018	(1,116,789)	(1,562,581)	(1,577,632)	(15,051)
Euro	Citibank	EUR per USD	June 01, 2018	(3,626,647)	(4,349,775)	(4,484,362)	(134,587)
Euro	Citibank	EUR per USD	September 06, 2018	(3,273,814)	(4,114,068)	(4,079,366)	34,702
Japanese Yen	Citibank	JPY per USD	June 01, 2018	(649,426,853)	(5,842,432)	(6,129,969)	(287,537)
Japanese Yen	Citibank	JPY per USD	September 06, 2018	(186,842,579)	(1,781,124)	(1,776,128)	4,996
Sweden Krona	Citibank	SEK per USD	June 01, 2018	(8,652,155)	(1,045,984)	(1,041,343)	4,641
Swiss Frank	Citibank	CHF per USD	June 01, 2018	(2,372,422)	(2,440,630)	(2,495,610)	(54,980)
Swiss Frank	Citibank	CHF per USD	September 06, 2018	(460,239)	(497,185)	(488,413)	8,772
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(25,765,365)	$(26,200,388)	$(435,023)

CAD - Canandian Dollars

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.3%
	Austria – 3.3%
25,300	Erste Group Bank A.G.	$1,271,933

	Canada – 3.7%
27,100	Brookfield Asset Management, Inc. - Class A	1,056,319
41,000	Cameco Corp.	372,640
—	Trisura Group Ltd.*	9
		1,428,968
	France – 11.4%
9,900	Dassault Systemes	1,346,353
4,530	LVMH Moet Hennessy Louis Vuitton S.E.	1,396,043
7,700	Safran S.A.	817,209
13,850	TOTAL S.A.	793,888
		4,353,493
	Germany – 4.7%
8,600	BASF S.E.	872,201
7,300	Siemens A.G.	931,473
		1,803,674
	Ireland – 3.7%
9,350	Accenture PLC - Class A	1,435,225

	Japan – 22.8%
56,700	Astellas Pharma, Inc.	867,283
11,500	Hoshizaki Corp.	1,025,237
40,100	KDDI Corp.	1,032,753
52,000	Kubota Corp.	916,636
48,200	Marui Group Co., Ltd.	971,971
9,500	Nidec Corp.	1,462,133
50,200	ORIX Corp.	899,633
37,100	Shinsei Bank Ltd.	575,536
106,400	Toray Industries, Inc.	1,012,124
		8,763,306
	Luxembourg – 2.8%
237,500	Samsonite International S.A.	1,086,275

	Mexico – 1.9%
394,200	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	738,095

	Netherlands – 9.1%
10,900	Akzo Nobel N.V.	1,029,878
12,400	Heineken N.V.	1,333,687
20,000	Unilever N.V.	1,128,923
		3,492,488
	Singapore – 3.8%
69,300	DBS Group Holdings Ltd.	1,463,725

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Spain – 2.4%
116,900	Banco Bilbao Vizcaya Argentaria S.A.	$925,807

	Sweden – 2.2%
38,850	Assa Abloy A.B. - Class B	842,091

	Switzerland – 8.1%
475	Givaudan S.A.	1,083,638
11,300	Novartis A.G.	913,953
63,700	UBS Group A.G.*	1,122,326
		3,119,917
	United Kingdom – 15.7%
45,500	Close Brothers Group PLC	917,577
22,400	Coca-Cola European Partners PLC	933,184
53,600	Compass Group PLC	1,094,393
50,700	Experian PLC	1,096,409
11,000	Reckitt Benckiser Group PLC	928,432
20,000	Sensata Technologies Holding PLC*	1,036,600
		6,006,595
	United States – 3.7%
67,000	AES Corp.	761,790
10,100	Schlumberger Ltd.	654,278
		1,416,068
	Total Common Stocks (Cost $35,518,068)	38,147,660

Principal Amount

	Short-Term Investments – 0.5%
$179,400	UMB Money Market Fiduciary, 0.010%[1]	179,400

	Total Short-Term Investments (Cost $179,400)	179,400

	Total Investments – 99.8% (Cost $35,697,468)	38,327,060
	Other Assets in Excess of Liabilities – 0.2%	59,685

	Total Net Assets – 100.0%	$38,386,745

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 38.2%
	Communications – 4.1%
$35,000	Meredith Corp. 4.877% (US LIBOR+300 basis points), 1/31/2025[1,2,3]	$35,254
89,100	Sprint Communications, Inc. 4.438% (US LIBOR+250 basis points), 2/2/2024[1,2,3]	89,221
110,509	Windstream Services LLC 5.810% (US LIBOR+400 basis points), 3/29/2021[1,2,3]	106,595
67,921	Zayo Group LLC 4.127% (US LIBOR+225 basis points), 1/19/2024[1,2,3]	68,334
		299,404
	Consumer Discretionary – 15.8%
184,075	Air Canada 3.984% (US LIBOR+200 basis points), 10/6/2023[1,2,3,4]	185,264
210,700	Allied Universal Holdco LLC 6.052% (US LIBOR+375 basis points), 7/28/2022[1,2,3]	208,097
93,815	Avis Budget Car Rental LLC 4.310% (US LIBOR+200 basis points), 2/13/2025[1,2,3]	94,401
77,805	Churchill Downs, Inc. 3.880% (US LIBOR+200 basis points), 12/27/2024[1,2,3]	78,194
92,376	Eldorado Resorts, Inc. 4.128% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	92,780
96,188	Federal-Mogul Corp. 5.555% (US LIBOR+375 basis points), 4/15/2021[1,2,3]	96,928
241,925	Midas Intermediate Holdco II LLC 5.052% (US LIBOR+275 basis points), 8/18/2021[1,2,3]	242,380
83,896	Penn National Gaming, Inc. 3.627% (US LIBOR+175 basis points), 1/19/2022[1,2,3]	84,054
79,784	TI Group Automotive Systems LLC 4.377% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	80,216
		1,162,314
	Financials – 3.9%
127,016	Resolute Investment Managers, Inc. 5.552% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	128,762
162,691	Uniti Group, Inc. 4.877% (US LIBOR+300 basis points), 10/24/2022[1,2,3]	157,335
		286,097
	Health Care – 4.6%
94,050	Change Healthcare Holdings LLC 4.627% (US LIBOR+275 basis points), 3/1/2024[1,2,3]	94,385
241,241	Ortho-Clinical Diagnostics, Inc. 5.627% (US LIBOR+375 basis points), 6/30/2021[1,2,3]	243,563
		337,948

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
	Industrials – 1.9%
$141,541	Dynacast International LLC 5.552% (US LIBOR+325 basis points), 1/28/2022[1,2,3]	$142,514

	Materials – 1.7%
120,348	Univar USA, Inc. 4.377% (US LIBOR+250 basis points), 7/1/2024[1,2,3]	121,297

	Technology – 6.2%
50,000	Canyon Buyer, Inc. 6.090% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	50,375
71,616	CommScope, Inc. 3.877% (US LIBOR+200 basis points), 12/29/2022[1,2,3]	72,120
44,888	Impala Private Holdings II LLC 5.880% (US LIBOR+400 basis points), 11/14/2024[1,2,3]	45,150
20,329	Informatica LLC 5.127% (US LIBOR+325 basis points), 8/5/2022[1,2,3]	20,473
89,775	Maxar Technologies Ltd. 4.630% (US LIBOR+275 basis points), 10/4/2024[1,2,3,4]	90,044
179,786	Presidio LLC 4.450% (US LIBOR+275 basis points), 2/2/2024[1,2,3]	180,640
		458,802
	Total Bank Loans (Cost $2,793,381)	2,808,376

	Corporate Bonds – 58.1%
	Communications – 8.3%
95,000	AT&T, Inc. 5.250%, 3/1/2037[2]	100,498
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[2]	60,900
35,000	CenturyLink, Inc. 6.450%, 6/15/2021	35,700
66,000	DISH DBS Corp. 5.000%, 3/15/2023	59,318
55,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	59,024
86,000	McClatchy Co. 9.000%, 12/15/2022[2]	89,548
75,000	Sprint Corp. 7.875%, 9/15/2023	76,500
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	54,163
90,000	Windstream Services LLC 7.750%, 10/15/2020[2]	75,150
		610,801

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary – 10.0%
$49,000	Allegiant Travel Co. 5.500%, 7/15/2019	$49,735
43,760	American Airlines 2016-3 Class A Pass-Through Trust 3.250%, 4/15/2030	41,594
35,000	Aramark Services, Inc. 5.125%, 1/15/2024[2]	35,700
85,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	88,622
70,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	70,962
70,000	General Motors Financial Co., Inc. 3.450%, 4/10/2022[2]	69,425
35,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027[2]	33,669
50,000	Griffon Corp. 5.250%, 3/1/2022[2]	50,203
35,000	International Game Technology 5.500%, 6/15/2020	35,656
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	51,750
	RR Donnelley & Sons Co.
5,000	7.000%, 2/15/2022	5,181
70,000	6.500%, 11/15/2023	68,950
39,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	39,780
50,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	50,735
40,000	United Rentals North America, Inc. 5.750%, 11/15/2024[2]	41,642
		733,604
	Consumer Staples – 1.5%
35,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 1/12/2024[2]	35,246
75,000	Campbell Soup Co. 3.950%, 3/15/2025[2]	74,646
		109,892
	Energy – 8.5%
46,000	Energen Corp. 4.625%, 9/1/2021[2]	45,195
106,000	Enterprise Products Operating LLC 5.481% (LIBOR 3 Month+371 basis points), 8/1/2066[2,5]	106,271
35,000	Forum Energy Technologies, Inc. 6.250%, 10/1/2021[2]	34,650

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy (Continued)
$70,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	$72,975
20,000	Phillips 66 2.606% (LIBOR 3 Month+60 basis points), 2/26/2021[1,2]	20,025
65,000	Range Resources Corp. 5.750%, 6/1/2021[2]	66,300
35,000	RSP Permian, Inc. 5.250%, 1/15/2025[2]	36,181
40,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[2]	43,034
60,000	Southwestern Energy Co. 4.100%, 3/15/2022[2]	57,450
70,000	Unit Corp. 6.625%, 5/15/2021[2]	70,000
70,000	WPX Energy, Inc. 6.000%, 1/15/2022[2]	71,925
		624,006
	Financials – 16.8%
75,000	Air Lease Corp. 2.500%, 3/1/2021	73,515
51,000	American Express Co. 2.606% (LIBOR 3 Month+65 basis points), 2/27/2023[1,2]	50,836
72,000	Bank of New York Mellon Corp. 2.817% (LIBOR 3 Month+105 basis points), 10/30/2023[1,2]	73,180
100,000	Brookfield Finance LLC 4.000%, 4/1/2024[2]	100,736
91,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	86,576
90,000	Discover Financial Services 3.850%, 11/21/2022	90,090
40,000	Equinix, Inc. 5.750%, 1/1/2025[2]	41,600
65,000	iStar, Inc. 6.500%, 7/1/2021[2]	66,381
90,000	JPMorgan Chase & Co. 5.000% (LIBOR 3 Month+332 basis points), 7/1/2019[2,5]	90,801
70,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	69,388
65,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	62,075
35,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	34,311

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$50,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[2]	$50,750
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month+418 basis points), 9/15/2042[2,5]	94,725
35,000	Realty Income Corp. 3.250%, 10/15/2022[2]	34,724
30,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2021[2]	30,225
75,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	75,563
85,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	82,374
30,000	Vornado Realty LP 3.500%, 1/15/2025[2]	28,885
		1,236,735
	Health Care – 2.3%
50,000	CVS Health Corp. 4.780%, 3/25/2038[2]	50,676
55,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2]	55,550
65,000	Select Medical Corp. 6.375%, 6/1/2021[2]	65,975
		172,201
	Industrials – 4.1%
85,000	AECOM 5.125%, 3/15/2027[2]	81,872
70,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	71,750
75,000	Meritor, Inc. 6.250%, 2/15/2024[2]	77,906
69,000	Triumph Group, Inc. 4.875%, 4/1/2021[2]	67,448
		298,976
	Materials – 5.0%
42,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	41,790
50,000	Kinross Gold Corp. 5.125%, 9/1/2021[2,4]	51,880
70,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	70,175
24,000	Mercer International, Inc. 7.750%, 12/1/2022[2]	25,500

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$90,000	Mosaic Co. 3.250%, 11/15/2022[2]	$88,116
90,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	93,375
		370,836
	Technology – 1.6%
126,000	Dell, Inc. 5.400%, 9/10/2040	114,660

	Total Corporate Bonds (Cost $4,322,293)	4,271,711

	Short-Term Investments – 5.9%
435,691	UMB Money Market Fiduciary, 0.010%[6]	435,691

	Total Short-Term Investments (Cost $435,691)	435,691

	Total Investments – 102.2% (Cost $7,551,365)	7,515,778
	Liabilities in Excess of Other Assets – (2.2)%	(164,803)

	Total Net Assets – 100.0%	$7,350,975

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Foreign security denominated in U.S. dollars.
[5]	Variable rate security.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.4%
	Consumer Discretionary – 5.9%
1,930	Home Depot, Inc.	$344,003
4,850	Lennar Corp. - Class A	285,859
78	Lennar Corp. - Class B	3,720
		633,582
	Consumer Staples – 11.4%
3,950	Archer-Daniels-Midland Co.	171,312
4,700	Coca-Cola Co.	204,121
8,000	Kroger Co.	191,520
4,700	Mondelez International, Inc. - Class A	196,131
4,550	Unilever N.V.[1]	256,574
3,210	Walgreens Boots Alliance, Inc.	210,159
		1,229,817
	Energy – 7.5%
3,300	EQT Corp.	156,783
3,750	Halliburton Co.	176,025
2,930	Phillips 66	281,046
1,090	Pioneer Natural Resources Co.	187,240
		801,094
	Financials – 24.3%
2,030	Ameriprise Financial, Inc.	300,318
33,000	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	260,700
11,700	Bank of America Corp.	350,883
1,700	BOK Financial Corp.	168,283
2,700	Capital One Financial Corp.	258,714
1,620	Chubb Ltd.[1]	221,567
1,600	Cullen/Frost Bankers, Inc.	169,712
3,750	East West Bancorp, Inc.	234,525
1,850	JPMorgan Chase & Co.	203,445
25,700	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	170,648
3,600	PayPal Holdings, Inc.*	273,132
		2,611,927
	Health Care – 14.4%
2,590	AbbVie, Inc.	245,143
4,800	Acadia Healthcare Co., Inc.*	188,064
1,690	Amgen, Inc.	288,111
3,280	Danaher Corp.	321,145
3,330	Medtronic PLC[1]	267,133

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
2,900	Novartis A.G. - ADR[1]	$234,465
		1,544,061
	Industrials – 7.8%
1,350	General Dynamics Corp.	298,215
6,900	Johnson Controls International PLC[1]	243,156
3,850	Oshkosh Corp.	297,490
		838,861
	Materials – 7.5%
3,800	DowDuPont, Inc.	242,098
1,330	Martin Marietta Materials, Inc.	275,709
2,580	PPG Industries, Inc.	287,928
		805,735
	Technology – 13.3%
2,220	Adobe Systems, Inc.*	479,698
1,650	ANSYS, Inc.*	258,538
3,600	Microchip Technology, Inc.	328,896
3,960	Microsoft Corp.	361,429
		1,428,561
	Utilities – 3.3%
13,100	AES Corp.	148,947
4,000	National Fuel Gas Co.	205,800
		354,747
	Total Common Stocks (Cost $9,465,454)	10,248,385

Principal Amount

	Short-Term Investments – 4.6%
$498,918	UMB Money Market Fiduciary, 0.010%[2]	498,918

	Total Short-Term Investments (Cost $498,918)	498,918

	Total Investments – 100.0% (Cost $9,964,372)	10,747,303
	Liabilities in Excess of Other Assets – 0.0%	(5,028)

	Total Net Assets – 100.0%	$10,742,275

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 93.4%
	Communications – 0.5%
546	ATN International, Inc.	$32,553
7,886	TiVo Corp.	106,855
		139,408
	Consumer Discretionary – 7.7%
37,218	1-800-Flowers.com, Inc. - Class A*	439,173
17,048	Bravo Brio Restaurant Group, Inc.*	68,192
3,854	Carter's, Inc.	401,201
9,634	DSW, Inc. - Class A	216,380
11,554	HMS Holdings Corp.*	194,569
1,892	John Wiley & Sons, Inc. - Class A	120,520
5,917	Monro, Inc.	317,151
19,498	Pier 1 Imports, Inc.	62,784
12,496	World Wrestling Entertainment, Inc. - Class A	449,981
		2,269,951
	Consumer Staples – 3.1%
12,603	Chefs' Warehouse, Inc.*	289,869
3,143	Herbalife Ltd.*,1	306,348
4,174	Nu Skin Enterprises, Inc. - Class A	307,666
		903,883
	Energy – 3.9%
35,321	Ardmore Shipping Corp.*,1	268,440
12,530	Keane Group, Inc.*	185,444
5,506	Oceaneering International, Inc.	102,081
27,236	Ring Energy, Inc.*	390,836
11,168	RPC, Inc.	201,359
		1,148,160
	Financials – 15.6%
8,956	American Equity Investment Life Holding Co.	262,948
3,925	Banner Corp.	217,798
7,683	Berkshire Hills Bancorp, Inc.	291,570
10,333	Byline Bancorp, Inc.*	236,936
5,239	Chemical Financial Corp.	286,468
3,207	Columbia Banking System, Inc.	134,534
13,210	Customers Bancorp, Inc.*	385,071
8,774	First Financial Bancorp	257,517
7,700	Green Bancorp, Inc.*	171,325
20,927	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	408,076
395	MarketAxess Holdings, Inc.	85,889
16,100	National Bank Holdings Corp. - Class A	535,325

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
12,812	Opus Bank	$358,736
5,526	PacWest Bancorp	273,703
11,428	Solar Capital Ltd.	232,103
1,602	Texas Capital Bancshares, Inc.*	144,020
14,790	Umpqua Holdings Corp.	316,654
		4,598,673
	Health Care – 12.3%
7,075	Acadia Healthcare Co., Inc.*	277,198
2,328	Charles River Laboratories International, Inc.*	248,491
1,462	Chemed Corp.	398,921
23,315	Cross Country Healthcare, Inc.*	259,030
8,147	Envision Healthcare Corp.*	313,089
6,909	MEDNAX, Inc.*	384,348
12,007	Merit Medical Systems, Inc.*	544,517
7,108	Prestige Brands Holdings, Inc.*	239,682
5,690	Providence Service Corp.*	393,407
11,259	Quidel Corp.*	583,329
		3,642,012
	Industrials – 22.1%
9,329	AerCap Holdings N.V.*,1	473,167
4,586	Albany International Corp. - Class A	287,542
6,683	Altra Industrial Motion Corp.	307,084
4,235	ArcBest Corp.	135,732
2,349	AZZ, Inc.	102,651
5,805	Barnes Group, Inc.	347,662
11,428	CAI International, Inc.*	242,959
28,299	Capital Product Partners LP1	88,293
17,497	Casella Waste Systems, Inc. - Class A*	409,080
9,688	Columbus McKinnon Corp.	347,218
28,332	Commercial Vehicle Group, Inc.*	219,573
4,589	Dycom Industries, Inc.*	493,914
4,596	Genesee & Wyoming, Inc. - Class A*	325,351
39,608	InnerWorkings, Inc.*	358,452
5,535	Matthews International Corp.	280,071
8,335	Mercury Systems, Inc.*	402,747
9,417	On Assignment, Inc.*	771,064
702	Orbital ATK, Inc.	93,092
14,665	Team, Inc.*	201,644
5,021	Titan Machinery, Inc.*	118,295
11,673	Wabash National Corp.	242,915

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
3,496	Wabtec Corp.	$284,574
		6,533,080
	Materials – 2.1%
13,279	Alamos Gold, Inc.[1]	69,184
6,726	Kraton Corp.*	320,897
8,644	Silgan Holdings, Inc.	240,735
		630,816
	Real Estate – 4.2%
11,093	Community Healthcare Trust, Inc. - REIT	285,534
26,246	MedEquities Realty Trust, Inc. - REIT	275,845
11,649	QTS Realty Trust, Inc. - Class A - REIT	421,927
10,609	STAG Industrial, Inc. - REIT	253,767
		1,237,073
	Technology – 19.5%
10,452	ACI Worldwide, Inc.*	247,921
4,292	Advanced Energy Industries, Inc.*	274,259
3,821	Aspen Technology, Inc.*	301,439
5,562	Belden, Inc.	383,444
7,154	Benchmark Electronics, Inc.	213,547
11,265	Bottomline Technologies, Inc.*	436,519
15,798	CalAmp Corp.*	361,458
10,083	Electronics For Imaging, Inc.*	275,568
5,606	Euronet Worldwide, Inc.*	442,426
1,916	Gartner, Inc.*	225,360
8,727	Infinera Corp.*	94,775
4,498	Insight Enterprises, Inc.*	157,115
5,686	Itron, Inc.*	406,833
15,793	Knowles Corp.*	198,834
7,161	Liquidity Services, Inc.*	46,547
8,620	Microsemi Corp.*	557,886
5,917	Novanta, Inc.*,1	308,572
1,785	Rogers Corp.*	213,379
10,953	SP Plus Corp.*	389,927
15,129	VeriFone Systems, Inc.*	232,684
		5,768,493
	Utilities – 2.4%
6,291	ALLETE, Inc.	454,525

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
5,427	Unitil Corp.	$251,867
		706,392
	Total Common Stocks (Cost $26,984,678)	27,577,941

	Exchange-Traded Funds – 2.3%
2,388	iShares Russell 2000 ETF	362,570
2,618	iShares Russell 2000 Value ETF	319,082

	Total Exchange-Traded Funds (Cost $669,607)	681,652

Principal Amount

	Short-Term Investments – 4.2%
$1,232,327	UMB Money Market Fiduciary, 0.010%[2]	1,232,327

	Total Short-Term Investments (Cost $1,232,327)	1,232,327

	Total Investments – 99.9% (Cost $28,886,612)	29,491,920
	Other Assets in Excess of Liabilities – 0.1%	22,136

	Total Net Assets – 100.0%	$29,514,056

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.1%
	Communications – 2.1%
570	Expedia, Inc.	$62,934
3,177	Zayo Group Holdings, Inc.*	108,526
		171,460
	Consumer Discretionary – 10.9%
181	Amazon.com, Inc.*	261,969
1,354	Aramark	53,564
1,952	Comcast Corp. - Class A	66,700
847	Home Depot, Inc.	150,969
1,183	Marriott International, Inc. - Class A	160,864
370	O'Reilly Automotive, Inc.*	91,531
1,183	Walt Disney Co.	118,820
		904,417
	Consumer Staples – 7.4%
641	Casey's General Stores, Inc.	70,363
2,577	Conagra Brands, Inc.	95,040
539	Costco Wholesale Corp.	101,564
822	Estee Lauder Cos., Inc. - Class A	123,070
962	PepsiCo, Inc.	105,002
2,235	Pinnacle Foods, Inc.	120,913
		615,952
	Energy – 5.4%
694	Concho Resources, Inc.*	104,329
1,513	EOG Resources, Inc.	159,273
2,518	Halliburton Co.	118,195
641	Phillips 66	61,485
		443,282
	Financials – 14.6%
949	Ameriprise Financial, Inc.	140,395
8,797	Bank of America Corp.	263,822
1,164	Chubb Ltd. [1]	159,200
2,749	Intercontinental Exchange, Inc.	199,358
2,901	JPMorgan Chase & Co.	319,023
2,380	Zions Bancorporation	125,497
		1,207,295

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care – 14.4%
1,407	Abbott Laboratories	$84,307
286	Align Technology, Inc.*	71,823
1,061	Allergan PLC	178,556
710	Becton, Dickinson and Co.	153,857
900	Celgene Corp.*	80,289
881	Cigna Corp.	147,779
2,083	Envision Healthcare Corp.*	80,050
959	Shire PLC - ADR	143,265
389	Teleflex, Inc.	99,187
738	Thermo Fisher Scientific, Inc.	152,368
		1,191,481
	Industrials – 12.7%
1,902	AMETEK, Inc.	144,495
616	Boeing Co.	201,974
847	Honeywell International, Inc.	122,400
797	Ingersoll-Rand PLC	68,151
1,002	Norfolk Southern Corp.	136,052
411	Parker-Hannifin Corp.	70,293
539	Roper Technologies, Inc.	151,292
464	Stanley Black & Decker, Inc.	71,085
868	TE Connectivity Ltd.	86,713
		1,052,455
	INFORMATION TECHNOLOGY – 21.6%
269	Alphabet, Inc. - Class A*	278,991
1,983	Apple, Inc.	332,708
476	Broadcom Ltd.	112,169
3,493	Microsoft Corp.	318,806
448	NVIDIA Corp.	103,752
2,599	Oracle Corp.	118,904
979	salesforce.com, Inc.*	113,858
2,101	Visa, Inc. - Class A	251,322
1,871	Worldpay, Inc. - Class A*	153,871
		1,784,381
	Materials – 2.7%
822	Avery Dennison Corp.	87,338
2,079	DowDuPont, Inc.	132,453
		219,791
	Real Estate – 2.5%
822	Digital Realty Trust, Inc.	86,623

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Real Estate (Continued)
1,874	Prologis, Inc.	$118,043
		204,666
	Technology – 2.4%
4,809	Ciena Corp.*	124,553
579	Electronic Arts, Inc.*	70,198
		194,751
	Utilities – 2.4%
1,258	American Water Works Co., Inc.	103,319
591	NextEra Energy, Inc.	96,528
		199,847
	Total Common Stocks (Cost $7,668,925)	8,189,778

Principal Amount

	Short-Term Investments – 0.9%
$72,673	UMB Money Market Fiduciary, 0.010%[2]	72,673

	Total Short-Term Investments (Cost $72,673)	72,673

	Total Investments – 100.0% (Cost $7,741,598)	8,262,451
	Liabilities in Excess of Other Assets – 0.0%	(1,595)

	Total Net Assets – 100.0%	$8,260,856

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Value Equity Fund is a diversified fund, the Small Cap Equity Fund is a diversified fund and the Core Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2018, the Saul Global Opportunities Fund had 10 outstanding forward currency contracts sold short.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$91,159,537	$35,911,362	$7,551,365	$9,964,425

Gross unrealized appreciation	$20,991,308	$3,332,279	$58,155	$1,117,393
Gross unrealized depreciation	(4,433,056)	(916,581)	(93,742)	(334,515)

Net unrealized appreciation/(depreciation) on investments	$16,558,252	$2,415,698	$(35,587)	$782,878

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$28,930,876	$7,743,298

Gross unrealized appreciation	$1,965,544	$786,576
Gross unrealized depreciation	(1,404,500)	(267,423)

Net unrealized appreciation/(depreciation) on investments	$561,044	$519,153

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Austria	$-	$3,152,181	$-	$3,152,181
Canada	8,955,111	-	-	8,955,111
France	-	9,908,529	-	9,908,529
Ireland	2,679,348	-	-	2,679,348
Japan	-	15,613,163	-	15,613,163
Korea (Republic of-South)	-	4,903,479	-	4,903,479
Mexico	1,728,214	-	-	1,728,214
Netherlands	-	2,602,842	-	2,602,842
Spain	-	1,591,850	-	1,591,850
Sweden	-	2,221,733	-	2,221,733
Switzerland	-	5,783,195	-	5,783,195
United Kingdom	-	3,152,986	-	3,152,986
United States	42,990,309	-	-	42,990,309
Short-Term Investments	2,434,849	-	-	2,434,849
Total Investments	$58,787,831	$48,929,958	$-	$107,717,789
Other Financial Instruments[3]
Forward Contracts	$-	$58,539	$-	$58,539
Total Assets	$58,787,831	$48,988,497	$-	$107,776,328

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$493,562	$-	$493,562
Total Liabilities	$-	$493,562	$-	$493,562

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Austria	$-	$1,271,933	$-	$1,271,933
Canada	1,428,968	-	-	1,428,968
France	-	4,353,493	-	4,353,493
Germany	-	1,803,674	-	1,803,674
Ireland	1,435,225	-	-	1,435,225

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

Japan	-	8,763,306	-	8,763,306
Luxembourg	-	1,086,275	-	1,086,275
Mexico	738,095	-	-	738,095
Netherlands	-	3,492,488	-	3,492,488
Singapore	-	1,463,725	-	1,463,725
Spain	-	925,807	-	925,807
Sweden	-	842,091	-	842,091
Switzerland	-	3,119,917	-	3,119,917
United Kingdom	1,969,784	4,036,811	-	6,006,595
United States	1,416,068	-	-	1,416,068
Short-Term Investments	179,400	-	-	179,400
Total Investments	$7,167,540	$31,159,520	$-	$38,327,060

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$2,808,376	$-	$2,808,376
Corporate Bonds[2]	-	4,271,711	-	4,271,711
Short-Term Investments	435,691	-	-	435,691
Total Investments	$435,691	$7,080,087	$-	$7,515,778

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$10,248,385	$-	$-	$10,248,385
Short-Term Investments	498,918	-	-	498,918
Total Investments	$10,747,303	$-	$-	$10,747,303

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$27,577,941	$-	$-	$27,577,941
Exchange-Traded Funds	681,652	-	-	681,652
Short-Term Investments	1,232,327	-	-	1,232,327
Total Investments	$29,491,920	$-	$-	$29,491,920

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$8,189,778	$-	$-	$8,189,778
Short-Term Investments	72,673	-	-	72,673
Total Investments	$8,262,451	$-	$-	$8,262,451

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of March 31, 2018, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund and International Equity Fund from December 31, 2017 to March 31, 2018, represented by recognizing the March 31, 2018 market value of securities:

	Saul Global Opportunities Fund	International Equity Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	(42,999,067)	(28,399,497)
Net transfers in (out) of Level 1	$(42,999,067)	$(28,399,497)

Transfers into Level 2	$42,999,067	$28,399,497
Transfers out of Level 2	-	-
Net transfers in (out) of Level 2	$42,999,067	$28,399,497

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/18